Columbia Overseas Core Fund
First Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Overseas Core Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Australia 3.8%
Northern Star Resources Ltd.	1,447,509	19,684,270
Paladin Energy Ltd.(a)	1,629,849	6,554,487
Santos Ltd.	2,491,859	10,583,879
Total		36,822,636
Austria 0.6%
Kontron AG(a)	216,742	5,655,156
Brazil 1.9%
Itaú Unibanco Holding SA, ADR	1,757,069	11,579,085
JBS S/A	963,772	6,757,104
Total		18,336,189
Canada 4.3%
Cameco Corp.(b)	256,208	14,995,854
Celestica, Inc.(a),(b)	38,088	4,394,594
Pan American Silver Corp.	352,060	8,586,743
Vermilion Energy, Inc.	288,316	1,876,937
Whitecap Resources, Inc.	1,800,514	11,230,663
Total		41,084,791
Denmark 1.2%
Novo Nordisk A/S, Class B	167,568	11,905,344
Finland 1.3%
UPM-Kymmene OYJ	441,651	12,223,683
France 9.2%
AXA SA	361,176	17,024,238
Cie de Saint-Gobain SA	118,976	13,394,790
Eiffage SA	113,955	15,674,032
Sanofi SA	172,054	17,040,392
Societe Generale SA	328,773	17,851,616
TotalEnergies SE	121,229	7,136,528
Total		88,121,596
Germany 3.0%
Duerr AG	134,455	3,501,379
Fresenius Medical Care AG	190,957	10,847,239
KION Group AG	156,591	7,290,491
LANXESS AG	116,783	3,611,287
Common Stocks (continued)
Issuer	Shares	Value ($)
TeamViewer SE(a)	336,371	3,922,646
Total		29,173,042
Greece 3.2%
JUMBO SA	389,350	12,652,543
National Bank of Greece SA	1,542,274	18,364,741
Total		31,017,284
Hong Kong 2.1%
BOC Hong Kong Holdings Ltd.	2,884,000	12,128,701
WH Group Ltd.	8,792,402	8,086,878
Total		20,215,579
Ireland 2.7%
AIB Group PLC	1,437,101	11,338,334
Flutter Entertainment PLC(a)	55,732	14,083,476
Total		25,421,810
Israel 2.1%
Check Point Software Technologies Ltd.(a)	87,230	19,965,203
Italy 1.4%
Buzzi SpA	263,644	13,563,778
Japan 24.9%
Amano Corp.	218,400	6,438,296
Hitachi Ltd.	314,200	8,753,716
IHI Corp.	34,900	3,359,125
ITOCHU Corp.	328,100	17,414,307
Kakaku.com, Inc.	396,700	6,765,801
Kinden Corp.	303,300	8,203,371
Komatsu Ltd.	368,300	11,193,079
Macnica Holdings, Inc.	770,000	10,178,070
MatsukiyoCocokara & Co.	669,100	13,494,299
Mitsubishi UFJ Financial Group, Inc.	1,279,100	17,892,451
Niterra Co., Ltd.	308,900	9,925,611
Nomura Holdings, Inc.	968,500	5,918,379
Otsuka Corp.	608,100	12,499,554
PAL GROUP Holdings Co., Ltd.	241,100	5,925,276
Sankyo Co., Ltd.	1,081,900	18,869,466
Sanwa Holdings Corp.	272,300	9,374,546
Shimamura Co., Ltd.	201,000	13,928,893

Columbia Overseas Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ship Healthcare Holdings, Inc.	374,200	4,834,569
Sumitomo Corp.	184,200	4,690,943
Suzuken Co., Ltd.	341,200	12,570,332
TBS Holdings, Inc.	402,600	12,887,045
TOPPAN Holdings, Inc.	501,200	13,308,773
USS Co., Ltd.	973,800	10,551,199
Total		238,977,101
Netherlands 9.5%
ASM International NV	21,088	11,477,063
ASR Nederland NV	257,721	16,525,913
ING Groep NV	778,196	16,530,560
Koninklijke Ahold Delhaize NV	267,682	11,297,256
Prosus NV, Class N(a)	326,635	16,778,653
Shell PLC	546,744	18,039,780
Total		90,649,225
Norway 0.7%
SalMar ASA	147,354	6,568,379
Poland 0.9%
Powszechna Kasa Oszczednosci Bank Polski SA	448,826	9,030,478
Portugal 0.4%
Banco Comercial Portugues SA	4,812,313	3,753,859
Russian Federation —%
Lukoil PJSC(a),(c),(d),(e),(f)	33,398	—
Singapore 2.0%
DBS Group Holdings Ltd.	356,270	12,292,201
Venture Corp., Ltd.	811,700	6,957,568
Total		19,249,769
South Africa 0.6%
Impala Platinum Holdings Ltd.(a)	761,525	5,474,460
South Korea 1.9%
Samsung Electronics Co., Ltd.	267,059	10,836,640
Youngone Corp.	161,759	7,107,261
Total		17,943,901
Spain 1.4%
Endesa SA	446,939	13,657,974
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 2.3%
Landis+Gyr Group AG(a)	91,425	5,780,389
Nestlé SA, Registered Shares	61,392	6,540,528
Novartis AG, Registered Shares	85,064	9,818,863
Total		22,139,780
Taiwan 2.1%
Parade Technologies Ltd.	381,000	7,240,109
Taiwan Semiconductor Manufacturing Co., Ltd.	407,000	12,980,874
Total		20,220,983
United Arab Emirates 1.2%
Emaar Properties PJSC	3,288,287	11,775,206
United Kingdom 8.7%
AstraZeneca PLC, ADR	290,404	21,150,123
DCC PLC	142,650	8,917,918
Imperial Brands PLC	234,085	8,877,603
JD Sports Fashion PLC	6,840,429	7,757,958
Just Group PLC	1,942,192	3,920,692
Marks & Spencer Group PLC	3,341,987	16,869,532
TP Icap Group PLC	3,288,046	11,621,738
WPP PLC	483,898	3,907,982
Total		83,023,546
United States 4.6%
ACADIA Pharmaceuticals, Inc.(a)	66,015	1,423,944
Burford Capital Ltd.	665,715	8,561,095
Energy Fuels, Inc.(a)	661,455	3,234,515
Insmed, Inc.(a)	29,569	2,061,846
Jazz Pharmaceuticals PLC(a)	65,081	7,033,304
Primo Brands Corp., Class A	494,079	16,339,192
Roche Holding AG, Genusschein Shares	18,191	5,892,925
Total		44,546,821
Total Common Stocks (Cost $741,829,237)		940,517,573

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
iShares MSCI EAFE ETF	7,193	638,811
Total Exchange-Traded Equity Funds (Cost $542,919)		638,811

Columbia Overseas Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, May 31, 2025 (Unaudited)
Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(g),(h)	723,155	722,938
Total Money Market Funds (Cost $722,866)		722,938
Total Investments in Securities (Cost $743,095,022)		941,879,322
Other Assets & Liabilities, Net		17,625,285
Net Assets		$959,504,607
At May 31, 2025, securities and/or cash totaling $14,867,550 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,367,153 USD	41,757,000 DKK	Barclays	06/11/2025	—	(7,828)
23,651,910 USD	17,874,000 GBP	Barclays	06/11/2025	431,530	—
5,549,108,000 JPY	39,132,018 USD	Citi	06/11/2025	533,455	—
4,682,020 USD	671,404,000 JPY	Citi	06/11/2025	—	(11,859)
37,690,225 USD	364,097,000 SEK	Citi	06/11/2025	306,417	—
22,644,778 USD	18,429,000 CHF	Goldman Sachs International	06/11/2025	—	(230,173)
20,913,303 USD	32,871,000 AUD	HSBC	06/11/2025	277,798	—
1,832,594 USD	3,079,000 NZD	HSBC	06/11/2025	7,805	—
55,561,000 CAD	40,085,587 USD	Morgan Stanley	06/11/2025	—	(416,672)
3,864,616,000 KRW	2,741,251 USD	Morgan Stanley	06/11/2025	—	(60,398)
1,024,097,000 TWD	31,787,472 USD	Morgan Stanley	06/11/2025	—	(2,476,034)
2,896,631 USD	2,394,000 CHF	Morgan Stanley	06/11/2025	15,115	—
126,399,000 SEK	13,121,049 USD	State Street	06/11/2025	—	(69,770)
23,866,000 SGD	18,231,857 USD	State Street	06/11/2025	—	(281,819)
24,583,815 USD	21,578,000 EUR	State Street	06/11/2025	—	(70,474)
4,691,482 USD	6,064,000 SGD	State Street	06/11/2025	12,571	—
4,133,000 EUR	4,677,973 USD	UBS	06/11/2025	—	(17,255)
5,611,440 USD	8,725,000 AUD	UBS	06/11/2025	13,346	—
2,781,009 USD	2,448,000 EUR	UBS	06/11/2025	2	—
6,417,528 USD	67,533,000 NOK	UBS	06/11/2025	198,499	—
3,079,000 NZD	1,829,694 USD	Wells Fargo	06/11/2025	—	(10,704)
Total				1,796,538	(3,652,986)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(5,993,472)	(1,024)	70.00	06/20/2025	(64,984)	(14,336)
Cameco Corp.	Morgan Stanley	USD	(2,996,736)	(512)	65.00	06/20/2025	(60,150)	(24,320)
Celestica, Inc.	Morgan Stanley	USD	(2,192,220)	(190)	140.00	06/20/2025	(17,761)	(13,300)
Celestica, Inc.	Morgan Stanley	USD	(2,192,220)	(190)	155.00	06/20/2025	(9,935)	(21,850)
Total							(152,830)	(73,806)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

Columbia Overseas Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-02/02/2022	33,398	2,752,771	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(h)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	1,846,914	53,575,297	(54,699,060)	(213)	722,938	636	41,399	723,155
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Overseas Core Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT297_02_R01_(07/25)